Document and Entity Information Document	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	PULTEGROUP, INC.
Entity Central Index Key	0000822416
Amendment Flag	false
Entity Incorporation, State or Country Code	MI
Entity File Number	1-9804
Entity Tax Identification Number	38-2766606
Entity Address, Address Line One	3350 Peachtree Road NE, Suite 1500
Entity Address, City or Town	Atlanta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	404
Local Phone Number	978-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.01
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Trading Symbol	PHM